BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 10,436	$ 979,634
Prepaid expenses	210,605	232,313
Total current assets	221,041	1,211,947
Other noncurrent assets		190,305
Marketable securities held in Trust Account	237,987,893	234,604,006
Total Assets	238,208,934	236,006,258
Current Liabilities
Accounts payable and accrued expenses	6,297,378	153,397
Due to related party	131,935	21,935
Promissory Note - Related Party	500,000
Total current liabilities	6,929,313	175,332
Deferred underwriters' discount	12,100,000	12,100,000
Total Liabilities	19,029,313	12,275,332
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(18,809,183)	(10,873,991)
Total Shareholders' Deficit	(18,808,272)	(10,873,080)
Total Liabilities, Redeemable Shares and Shareholders' Deficit	238,208,934	236,006,258
Class A ordinary shares
Redeemable Shares
Class A ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of $10.35 and 10.20 per share at December 31, 2022 and 2021, respectively	237,987,893	234,604,006
Class A ordinary shares subject to possible redemption
Redeemable Shares
Class A ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of $10.35 and 10.20 per share at December 31, 2022 and 2021, respectively	237,987,893	234,604,006
Class A ordinary shares not subject to possible redemption
Shareholders' Deficit:
Ordinary shares	106	106
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 805	$ 805